Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total derivative liability	$ 3,728,226	$ 715,350	$ 281,300
Convertible Promissory Notes Payable One [Member]
Total derivative liability	237,500	173,500	47,500
Convertible Promissory Notes Payable Two [Member]
Total derivative liability	229,750	229,750	183,800
Convertible Promissory Notes Payable Three [Member]
Total derivative liability	62,500	62,500	50,000
Convertible Promissory Notes Payable Four [Member]
Total derivative liability	312,000	249,600
Convertible Promissory Note Five [Member]
Total derivative liability	2,868,143
Convertible Promissory Note Six [Member]
Total derivative liability	$ 18,333